Astor Long/Short ETF Fund
RISK/RETURN
Investment Objective:
The Fund seeks total return through a combination of capital appreciation and income.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  More information is available from your financial professional and in How to Purchase Shares on page 13 of the Fund's Class A and Class B shares Prospectus.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Astor Long/Short ETF Fund	Astor Long/Short ETF Fund Class A shares	Astor Long/Short ETF Fund Class B shares
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	4.75%	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	none	4.75%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none	none
Redemption Fee	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Astor Long/Short ETF Fund		Astor Long/Short ETF Fund Class A shares	Astor Long/Short ETF Fund Class B shares
Management Fees		1.00%	1.00%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%
Other Expenses		3.40%	3.40%
Acquired Fund Fees and Expenses		0.37%	0.37%
Total Annual Fund Operating Expenses		5.02%	5.77%
Fee Waiver and/or Reimbursement	[1]	(2.66%)	(2.66%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement		2.36%	3.11%
[1]	The adviser has contractually agreed to waive its management fees and/or to make payments to limit Fund expenses, until November 30 , 2012 so that the total annual operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) of the Fund do not exceed 1.99 % and 2.74%, for Class A and Class B shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example Astor Long/Short ETF Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Astor Long/Short ETF Fund Class A shares	703	1,684	2,665	5,116
Astor Long/Short ETF Fund Class B shares	789	1,481	2,630	5,425

Portfolio Turnover:

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 83% of the average value of its portfolio.

Principal Investment Strategies:

 The Fund invests predominantly in exchange-traded funds ("ETFs"), in addition to index-based mutual funds ("Underlying Funds") that each invest primarily in (1) equity securities, (2) fixed-income securities, (3) alternative/specialty securities or (4) cash equivalents.  The Fund defines fixed-income securities to include Underlying Funds and ETFs that invest primarily in fixed-income securities, such as bonds, notes and debentures.  The Fund defines equity securities to include Underlying Funds and ETFs that invest primarily in equity securities, such as common and preferred stocks.  The Fund defines alternative and specialty securities to include Real Estate Investment Trusts ("REITs"), Underlying Funds that invest in commodities and foreign currencies, as well as inverse ETFs (ETFs designed to produce returns that are inverse to the market).  Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) measured at the time of purchase in ETFs.  This 80% investment policy can be changed without shareholder approval, however, shareholders will be given at least 60 days notice prior to any such change.

Astor Asset Management, LLC (the "Adviser") uses an active asset allocation strategy based on a proprietary macro-economic model and investment philosophy, "The Astor Philosophy", to select assets that it believes have the potential to generate positive returns in the given economic environment.

The Astor Philosophy

The model and philosophy analyze economic data inputs including: (1) GDP, (2) inflation, (3) unemployment, (4) money flows and (5) overall market conditions to determine what the adviser believes is the current phase of the business cycle.  Once the current phase of the business cycle is identified as (i) expansion, (ii) peak, (iii) contraction or (iv) trough, the adviser allocates assets and rebalances the Fund's investment portfolio with the goal of achieving positive total returns regardless of the phase of the business cycle.

The Adviser anticipates rebalancing the Fund's portfolio based upon the Adviser's determination of changes in the economic cycle as well as other proprietary indicators.  By using economic cycle-driven rebalancing, the Adviser seeks to provide positive returns during market expansions by increasing the portfolio allocation to long equity ETFs linked to broad market indices, such as the Standard & Poor's 500 Index.  During economic contractions, the Adviser will utilize defensive positioning, by increasing portfolio allocations to cash, fixed-income ETFs and alternative/specialty ETFs including ETFs with inverse market exposure.  Inverse ETFs are designed to hedge portfolio investments by producing results opposite to market trends.  Inverse ETFs seek daily investment results, before fees and expenses, which correspond to the inverse (opposite) of the daily performance of a specific benchmark, such as the S&P 500 Index.  Alternative or specialty ETFs are selected to provide positive returns that are non-correlated to the equity market in general.  These may include ETFs linked to commodities, such as oil or gold, and ETFs focused on specific industries such as real estate, or focused on economic segments such as foreign currencies.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Although the Fund will strive to meet its investment objective, there is no assurance that it will do so.  Many factors affect the Fund's net asset value and performance.

  Alternative and Specialty Assets Risks.  The Fund may purchase ETFs and Underlying Funds that invest in "alternative asset" or "specialty" market segments.  The risks and volatility of these investments are linked to narrow segments of the economy such as commodities, foreign currencies, or real estate, and may include leverage, which magnifies the changes in the value of the ETF or Underlying Fund.

  Equity Risk.  The net asset value of the Fund will fluctuate based on changes in the value of the equity securities in which it invests, including ETFs and Underlying Funds that invest primarily in equities.  Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

  ETF and Underlying Fund Risk.  ETFs and Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETF and Underlying Fund is subject to specific risks, depending on its investments.

  Fixed-Income Risk.  When the Fund invests in fixed-income ETFs and Underlying Funds that invest in fixed-income securities, the value of your investment in the Fund will fluctuate with changes in interest rates.  Defaults by fixed income issuers in which the Fund invests will also harm performance.

  Inverse Risk.  The Fund engages in hedging activities by investing in inverse ETFs.  Inverse ETF's may employ leverage, which magnifies the changes in the underlying stock index upon which they are based.  Any strategy that includes inverse securities could cause the Fund to suffer significant losses.

  Management Risk.  The Adviser's dependence on "The Astor Philosophy" and judgments about the attractiveness, value and potential appreciation of particular asset classes in which the Fund invests (long or short via inverse ETFs) may prove to be incorrect and may not produce the desired results.

Performance:

Because the Fund has only recently commenced investment operations of Class A and Class B shares, no performance information is available for Class A and Class B shares.  The bar chart and performance table below show the variability of the Fund's Class I share returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund's Class I shares for each full calendar year since the Fund's inception.  The performance table compares the performance of the Fund's Class I shares over time to the performance of a broad-based market index.  You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by visiting www.astor llc .com or by calling 1-877-738-0333.

Returns for Class A and Class B shares would have been substantially similar to those of Class I shares because each share class represents an interest in the same portfolio of securities.  However, returns for Class A and Class B shares would have been lower because they are subject to higher operating expenses.

Performance Bar Chart For Class I Shares Calendar Years Ended December 31

The total return for Class I shares from January 1, 2011 to March 31, 2011 was 2.50%.

Best Quarter	3rd Quarter 2010	9.34%
Worst Quarter	2nd Quarter 2010	(7.92) %

Average Annual Total Returns (For periods ended December 31, 2010)
Average Annual Total Returns Astor Long/Short ETF Fund	1 Year	Since Inception	Inception Date
Astor Long/Short ETF Fund Class I shares	8.54%	6.98%	Sep 19, 2010
Astor Long/Short ETF Fund Class I shares After Taxes on Distributions	8.42%	6.88%
Astor Long/Short ETF Fund Class I shares After Taxes on Distributions and Sales	5.55%	5.88%
S&P 500 TR Index (reflects no deduction for fees, expenses, or taxes)	15.06%	14.29%

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Jun 6, 2011
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jun 6, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jun 6, 2011
Prospectus Date	rr_ProspectusDate	Jun 6, 2011
Astor Long/Short ETF Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks total return through a combination of capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  More information is available from your financial professional and in How to Purchase Shares on page 13 of the Fund's Class A and Class B shares Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-11-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

 The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 83% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	83.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

 The Fund invests predominantly in exchange-traded funds ("ETFs"), in addition to index-based mutual funds ("Underlying Funds") that each invest primarily in (1) equity securities, (2) fixed-income securities, (3) alternative/specialty securities or (4) cash equivalents.  The Fund defines fixed-income securities to include Underlying Funds and ETFs that invest primarily in fixed-income securities, such as bonds, notes and debentures.  The Fund defines equity securities to include Underlying Funds and ETFs that invest primarily in equity securities, such as common and preferred stocks.  The Fund defines alternative and specialty securities to include Real Estate Investment Trusts ("REITs"), Underlying Funds that invest in commodities and foreign currencies, as well as inverse ETFs (ETFs designed to produce returns that are inverse to the market).  Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) measured at the time of purchase in ETFs.  This 80% investment policy can be changed without shareholder approval, however, shareholders will be given at least 60 days notice prior to any such change.

Astor Asset Management, LLC (the "Adviser") uses an active asset allocation strategy based on a proprietary macro-economic model and investment philosophy, "The Astor Philosophy", to select assets that it believes have the potential to generate positive returns in the given economic environment.

The Astor Philosophy

The model and philosophy analyze economic data inputs including: (1) GDP, (2) inflation, (3) unemployment, (4) money flows and (5) overall market conditions to determine what the adviser believes is the current phase of the business cycle.  Once the current phase of the business cycle is identified as (i) expansion, (ii) peak, (iii) contraction or (iv) trough, the adviser allocates assets and rebalances the Fund's investment portfolio with the goal of achieving positive total returns regardless of the phase of the business cycle.

The Adviser anticipates rebalancing the Fund's portfolio based upon the Adviser's determination of changes in the economic cycle as well as other proprietary indicators.  By using economic cycle-driven rebalancing, the Adviser seeks to provide positive returns during market expansions by increasing the portfolio allocation to long equity ETFs linked to broad market indices, such as the Standard & Poor's 500 Index.  During economic contractions, the Adviser will utilize defensive positioning, by increasing portfolio allocations to cash, fixed-income ETFs and alternative/specialty ETFs including ETFs with inverse market exposure.  Inverse ETFs are designed to hedge portfolio investments by producing results opposite to market trends.  Inverse ETFs seek daily investment results, before fees and expenses, which correspond to the inverse (opposite) of the daily performance of a specific benchmark, such as the S&P 500 Index.  Alternative or specialty ETFs are selected to provide positive returns that are non-correlated to the equity market in general.  These may include ETFs linked to commodities, such as oil or gold, and ETFs focused on specific industries such as real estate, or focused on economic segments such as foreign currencies.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Although the Fund will strive to meet its investment objective, there is no assurance that it will do so.  Many factors affect the Fund's net asset value and performance.

  Alternative and Specialty Assets Risks.  The Fund may purchase ETFs and Underlying Funds that invest in "alternative asset" or "specialty" market segments.  The risks and volatility of these investments are linked to narrow segments of the economy such as commodities, foreign currencies, or real estate, and may include leverage, which magnifies the changes in the value of the ETF or Underlying Fund.

  Equity Risk.  The net asset value of the Fund will fluctuate based on changes in the value of the equity securities in which it invests, including ETFs and Underlying Funds that invest primarily in equities.  Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

  ETF and Underlying Fund Risk.  ETFs and Underlying Funds are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, your cost of investing in the Fund will be higher than the cost of investing directly in ETFs and Underlying Funds and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETF and Underlying Fund is subject to specific risks, depending on its investments.

  Fixed-Income Risk.  When the Fund invests in fixed-income ETFs and Underlying Funds that invest in fixed-income securities, the value of your investment in the Fund will fluctuate with changes in interest rates.  Defaults by fixed income issuers in which the Fund invests will also harm performance.

  Inverse Risk.  The Fund engages in hedging activities by investing in inverse ETFs.  Inverse ETF's may employ leverage, which magnifies the changes in the underlying stock index upon which they are based.  Any strategy that includes inverse securities could cause the Fund to suffer significant losses.

  Management Risk.  The Adviser's dependence on "The Astor Philosophy" and judgments about the attractiveness, value and potential appreciation of particular asset classes in which the Fund invests (long or short via inverse ETFs) may prove to be incorrect and may not produce the desired results.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Because the Fund has only recently commenced investment operations of Class A and Class B shares, no performance information is available for Class A and Class B shares.  The bar chart and performance table below show the variability of the Fund's Class I share returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund's Class I shares for each full calendar year since the Fund's inception.  The performance table compares the performance of the Fund's Class I shares over time to the performance of a broad-based market index.  You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by visiting www.astor llc .com or by calling 1-877-738-0333.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund's Class I share returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund's Class I shares for each full calendar year since the Fund's inception. The performance table compares the performance of the Fund's Class I shares over time to the performance of a broad-based market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-877-738-0333
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.astorllc.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Class I Shares Calendar Years Ended December 31
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock

Returns for Class A and Class B shares would have been substantially similar to those of Class I shares because each share class represents an interest in the same portfolio of securities.  However, returns for Class A and Class B shares would have been lower because they are subject to higher operating expenses.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	The total return for Class I shares from January 1, 2011 to March 31, 2011 was 2.50%.

Best Quarter	3rd Quarter 2010	9.34%
Worst Quarter	2nd Quarter 2010	(7.92) %

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.34%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.92%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For periods ended December 31, 2010)
Astor Long/Short ETF Fund | Astor Long/Short ETF Fund Class A shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	3.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.02%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.66%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	2.36%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	703
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,684
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,665
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,116
Annual Return 2010	rr_AnnualReturn2010	8.54%
Astor Long/Short ETF Fund | Astor Long/Short ETF Fund Class B shares
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	4.75%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	3.40%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.37%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.77%
Fee Waiver and/or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(2.66%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement	rr_NetExpensesOverAssets	3.11%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	789
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,481
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,630
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,425
Astor Long/Short ETF Fund | Astor Long/Short ETF Fund Class I shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.54%
Since Inception	rr_AverageAnnualReturnSinceInception	6.98%
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep 19, 2010
Astor Long/Short ETF Fund | Astor Long/Short ETF Fund Class I shares | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.42%
Since Inception	rr_AverageAnnualReturnSinceInception	6.88%
Astor Long/Short ETF Fund | Astor Long/Short ETF Fund Class I shares | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.55%
Since Inception	rr_AverageAnnualReturnSinceInception	5.88%
Astor Long/Short ETF Fund | S&P 500 TR Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%
Since Inception	rr_AverageAnnualReturnSinceInception	14.29%

[1]	The adviser has contractually agreed to waive its management fees and/or to make payments to limit Fund expenses, until November 30 , 2012 so that the total annual operating expenses (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) of the Fund do not exceed 1.99 % and 2.74%, for Class A and Class B shares, respectively. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days written notice to the adviser.